Label	Element	Value
Ultra-Short Municipal Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Prospectus Supplement

April 22, 2022

Morgan Stanley Institutional Fund Trust

Supplement dated April 22, 2022 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 28, 2022

Ultra-Short Income Portfolio
Ultra-Short Municipal Income Portfolio
(the "Funds")

Effective May 2, 2022, the Rule 12b-1 fee waiver and expense limitation arrangement for Class A shares of the Funds will be amended as follows:

•  The Funds' "Distributor," Morgan Stanley Distribution, Inc., has agreed to waive the 12b-1 fee on Class A shares of the Funds to the extent it exceeds 0.10% (reduced from 0.15%) of the average daily net assets of such shares on an annualized basis.

•  The Funds' "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Funds so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.40% (reduced from 0.45%) for Class A shares of the Ultra-Short Income Portfolio and will not exceed 0.35% (reduced from 0.40%) for Class A shares of the Ultra-Short Municipal Income Portfolio.

Accordingly, the following changes will be made to the Prospectus effective May 2, 2022:

Risk/Return [Heading]	rr_RiskReturnHeading	Ultra-Short Municipal Income Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table in the section of the Prospectus entitled "Fund Summary—Ultra-Short Municipal Income Portfolio—Fees and Expenses—Annual Fund Operating Expenses" is hereby deleted and replaced with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Each row with respect to Class A in the tables entitled "If you SOLD Your Shares" and "If You HELD Your Shares" in the section of the Prospectus entitled "Fund Summary—Ultra-Short Municipal Income—Fees and Expenses—Example" is hereby deleted and replaced with the following:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you SOLD Your Shares
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If You HELD Your Shares
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Please retain this supplement for future reference.
Ultra-Short Municipal Income Portfolio | Class IR
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.20%
Shareholder Service or 12b-1 Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.40%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.15%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.25%	[1]
Ultra-Short Municipal Income Portfolio | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.20%
Shareholder Service or 12b-1 Fee	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.53%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.18%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.35%	[1]
Ultra-Short Municipal Income Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.20%
Shareholder Service or 12b-1 Fee	rr_DistributionAndService12b1FeesOverAssets	0.20%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.60%	[1],[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.25%	[1],[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.35%	[1],[2],[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 36
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	167
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	310
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	727
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	36
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	167
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	310
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 727

[1]	The Fund's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.25% for Class IR, 0.35% for Institutional Class and 0.35% for Class A. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of the Trust acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
[2]	The Fund's "Distributor," Morgan Stanley Distribution, Inc., has agreed to waive the 12b-1 fee on Class A shares of the Fund to the extent it exceeds 0.10% of the average daily net assets of such shares on an annualized basis. This waiver will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Fund Trust (the "Trust") acts to discontinue all or a portion of such waiver when it deems such action is appropriate.
[3]	Fee Waiver and/or Expense Reimbursement and Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement have been restated to reflect the current expense limitation arrangement.